Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2024
Finance Income And Expense [Abstract]
Summary of Finance Income and Expense
The following table details the Group’s finance income and expense:

	For the year ended December 31,
Finance income	2024	2023	2022
Interest income on bank deposits	21,093	32,280	7,658
Other finance income	2,786	49	894
Net foreign exchange rate gains on financial activities	—	37,236	—
Total	$23,879	$69,565	$8,552

	For the year ended December 31,
Finance expense	2024	2023	2022
Interest expense on credit facilities and financing obligations	187,151	116,190	33,331
Interest expense on related party trade payables and financing liabilities	140,838	84,480	37,945
Net foreign exchange rate losses on financial activities	52,603	—	30,920
Interest expense related to lease liabilities	7,423	5,008	6,201
Other finance expenses	3,009	11	5
Loss on debt modification	2,761	7,553	—
Total	$393,785	$213,242	$108,402